CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash Flows from Operating Activities:
Net (Loss) Earnings	$ 11,256	$ 17,671	$ 48,411
Adjustments to Reconcile Net (Loss) Earnings to Net Cash Used in Operations:
Depreciation & Amortization	22,691	22,581	22,415
Gain on the Sale of Assets	(814)	142	153
Deferred Income Tax Expense (Benefit)	1,368	1,717	4,247
Changes in Operating Assets and Liabilities (Net of Acquisition):
Accounts Receivable	1,431	(1,661)	3,253
Inventories	22,803	1,519	(53,509)
Other Current Assets	4,929	(7,117)	3,116
Income Taxes	(805)	(5,519)	4,433
Accounts Payable, Accrued Expenses and Other Liabilities	(20,977)	(12,369)	5,593
Net Cash Provided by (Used in) Operations	41,882	16,964	38,112
Cash Flows from Investing Activities:
Additions to Property, Plant and Equipment	(27,425)	(19,473)	(20,783)
Proceeds from the Sale of Assets	1,042	1,245	168
Issuance of loan receivable	(10,000)
Cash Paid for Acquisition (Net of Cash Acquired)		(20,348)
Net Cash Provided by (Used in) Investing Activities	(36,383)	(38,576)	(20,615)
Cash Flow from Financing Activities:
Long-Term Borrowing	417,356	343,755	415,727
Payments on Long-Term Debt	(415,766)	(325,416)	(432,249)
Borrowings on Notes Payable		168
Other	(1,230)	469	620
Purchase of Treasury Stock	(1,178)
Dividends	(23)	(23)	(23)
Net Cash Provided by (Used in) Financing Activities	(841)	18,953	(15,925)
Net Increase (Decrease) in Cash and Cash Equivalents	4,658	(2,659)	1,572
Cash and Cash Equivalents, Beginning of the Period	4,762	7,421	5,849
Cash and Cash Equivalents, End of the Period	9,420	4,762	7,421
Supplemental Cash Flow Information
Interest Paid	7,570	8,395	8,989
Income Taxes Paid	$ 5,455	$ 14,275	$ 18,813